FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all assets and liabilities measured at fair value (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
PA Viva Malls
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		$ 1,119,973	$ 757,886
Included in earnings		66,888	87,136
OCI		0	0
Purchases / reclassifications		0	274,951
Settlement		0	0
Prepaids		0	0	[1]
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		1,249,818	1,119,973
Total Investment In Associates
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		1,119,973	757,886
Included in earnings		66,888	87,136
OCI		0	0
Purchases / reclassifications		0	274,951
Settlement		0	0
Prepaids		0	0	[1]
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		1,249,818	1,119,973
Trading equity securities
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		1,539,600	1,343,604
Included in earnings		148,269	131,446
OCI		(3,436)	38,648
Purchases / reclassifications		8,298	41,459
Settlement		(613,031)	(15,557)
Prepaids		0	0	[1]
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		1,079,700	1,539,600
Debt Securities
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		213,516	300,167
Included in earnings		(27,893)	(58,525)
OCI		0	0
Purchases / reclassifications		0	34,691
Settlement		(23,191)	(66,532)
Prepaids		0	0	[1]
Transfers in to Level 3		6,776	10,365
Transfers out of Level 3		(41,129)	(6,650)
Balance as on December 31,		128,079	213,516
Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,			2,486
Included in earnings			0
OCI			0
Settlement			(2,486)
Prepaids	[1]		0
Transfers in to Level 3			0
Transfers out of Level 3			0
Balance as on December 31,
Total equity securities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		1,539,600	1,343,604
Included in earnings		148,269	131,446
OCI		(3,436)	38,648
Purchases / reclassifications		8,298	41,459
Settlement		(613,031)	(15,557)
Prepaids		0	0	[1]
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		1,079,700	1,539,600
Total Assets
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		3,357,380	2,748,695
Included in earnings		192,538	169,210
OCI		(3,436)	38,648
Purchases / reclassifications		287,860	655,034
Settlement		(933,016)	(228,119)
Prepaids		(3,485)	2,457	[1]
Transfers in to Level 3		19,268	41,421
Transfers out of Level 3		(71,993)	(69,966)
Balance as on December 31,		2,908,073	3,357,380
Derivative financial instruments [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		(108,896)	(80,735)
Included in earnings		(278)	2,544
OCI		0	0
Purchases / reclassifications		114,619
Sales			(55,750)
Settlement		(56,546)
Settlement		56,546	27,001
Prepaids		3,485	(2,457)	[1]
Transfers in to Level 3		5,792
Transfers in to Level 3		5,792	(52,848)
Transfers out of Level 3		48,336	53,349
Balance as on December 31,		(121,218)	(108,896)
Derivative financial instruments [member] | Total Assets
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		(108,896)
Balance as on December 31,			(108,896)
Derivative financial instruments [member] | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		(102,981)	(66,586)
Included in earnings		(292)	4,326
OCI		0	0
Sales		(113,046)	(55,502)
Settlement		55,956	24,933
Prepaids		(1,507)	(2,574)	[1]
Transfers in to Level 3		5,792	(51,316)
Transfers out of Level 3		48,019	43,738
Balance as on December 31,		(119,643)	(102,981)
Derivative financial instruments [member] | Interest rate contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		(5,655)	(13,634)
Included in earnings		14	(1,782)
OCI		0	0
Purchases / reclassifications			12
Sales		(1,374)
Settlement		330	1,553
Prepaids		4,992	117	[1]
Transfers in to Level 3		0
Transfers in to Level 3			1,532
Transfers out of Level 3		317	9,611
Balance as on December 31,		(1,376)	(5,655)
Derivative financial instruments [member] | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		(260)	(515)
Included in earnings			0
OCI			0
Sales			(260)
Settlement			515
Prepaids	[1]		0
Transfers in to Level 3			0
Transfers out of Level 3			0
Balance as on December 31,			(260)
Derivative financial instruments [member] | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		260
Included in earnings		0
OCI		0
Purchases / reclassifications		199
Settlement		260
Prepaids		0
Transfers in to Level 3		0
Transfers out of Level 3		0
Balance as on December 31,		(199)	260
Securities issued by government entities | Debt Securities
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		6,407	0
Included in earnings			53
OCI			0
Purchases / reclassifications			1,383
Settlement			0
Prepaids	[1]		0
Transfers in to Level 3			4,971
Transfers out of Level 3			0
Balance as on December 31,			6,407
Securities issued or secured by other financial entities | Debt Securities
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		206,950	297,049
Included in earnings		(27,912)	(54,595)
OCI		0	0
Purchases / reclassifications		0	29,149
Settlement		(16,606)	(64,014)
Prepaids		0	0	[1]
Transfers in to Level 3		4,746	5,394
Transfers out of Level 3		(41,129)	(6,033)
Balance as on December 31,		126,049	206,950
Derivative financial instruments [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		484,291	344,552
Included in earnings		5,274	9,153
OCI		0	0
Purchases / reclassifications		279,562	303,933
Settlement		(296,794)	(143,544)
Prepaids		(3,485)	2,457	[1]
Transfers in to Level 3		12,492	31,056
Transfers out of Level 3		(30,864)	(63,316)
Balance as on December 31,		450,476	484,291
Derivative financial instruments [member] | Foreign exchange contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		432,982	298,598
Included in earnings		(9,939)	20,691
OCI		0	0
Purchases / reclassifications		267,452	286,371
Settlement		(291,571)	(132,824)
Prepaids		1,507	2,574	[1]
Transfers in to Level 3		(599)	10,418
Transfers out of Level 3		(6,750)	(52,846)
Balance as on December 31,		394,280	432,982
Derivative financial instruments [member] | Interest rate contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		51,296	45,939
Included in earnings		15,213	(11,538)
OCI		0	0
Purchases / reclassifications		11,968	17,549
Settlement		(5,210)	(10,705)
Prepaids		(4,992)	(117)	[1]
Transfers in to Level 3		11,893	20,638
Transfers out of Level 3		(24,114)	(10,470)
Balance as on December 31,		56,054	51,296
Derivative financial instruments [member] | Equity contracts
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		13	15
Included in earnings		0	0
OCI		0	0
Purchases / reclassifications		142	13
Settlement		(13)	(15)
Prepaids		0	0	[1]
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		142	13
Corporate bonds | Debt Securities
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		159	3,118
Included in earnings		0	(3,983)
OCI		0	0
Purchases / reclassifications		0	4,159
Settlement		(159)	(2,518)
Prepaids		0	0	[1]
Transfers in to Level 3		2,030	0
Transfers out of Level 3		0	(617)
Balance as on December 31,		2,030	159
Securities issued by the Colombian Government | Debt Securities
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		6,407
Included in earnings		19
OCI		0
Purchases / reclassifications		0
Settlement		(6,426)
Prepaids		0
Transfers in to Level 3		0
Transfers out of Level 3		0
Balance as on December 31,		$ 0	$ 6,407

[1]	Balance,IncludedTransfersTransfersBalance,January 1,inOCIPurchasesSettlementReclassifications(1)in toout ofDecember 31, 2018 earnings Level 3 Level 3 2018In millions of COPDebt instruments at fair value though profit or lossSecurities issued or secured by Government entities - 53 - 1,383 - - 4,971 - 6,407Securities issued or secured by other financial entities 297,049 (54,595) - 29,149 (64,014) - 5,394 (6,033) 206,950Corporate bonds 3,118 (3,983) - 4,159 (2,518) - - (617) 159Total 300,167 (58,525) - 34,691 (66,532) - 10,365 (6,650) 213,516Derivative financial instrumentsForeign exchange contracts 298,598 20,691 - 286,371 (132,824) 2,574 10,418 (52,846) 432,982Interest rate contracts 45,939 (11,538) - 17,549 (10,705) (117) 20,638 (10,470) 51,296Equity contracts 15 - - 13 (15) - - - 13Total 344,552 9,153 - 303,933 (143,544) 2,457 31,056 (63,316) 484,291Equity securitiesEquity securities 1,343,604 131,446 38,648 41,459 (15,557) - - - 1,539,600Total 1,343,604 131,446 38,648 41,459 (15,557) - - - 1,539,600Investment in associatesPA Viva Malls 757,886 87,136 - 274,951 - - - - 1,119,973Total 757,886 87,136 - 274,951 - - - - 1,119,973Equity securities - Assets held for saleAssets held for sale 2,486 - - - (2,486) - - - -Total 2,486 - - - (2,486) - - - -Total Assets 2,748,695 169,210 38,648 655,034 (228,119) 2,457 41,421 (69,966) 3,357,380LiabilitiesDerivative financial instrumentsForeign exchange contracts (66,586) 4,326 - (55,502) 24,933 (2,574) (51,316) 43,738 (102,981)Interest rate contracts (13,634) (1,782) - 12 1,553 117 (1,532) 9,611 (5,655)Equity contracts (515) - - (260) 515 - - - (260)Total (80,735) 2,544 - (55,750) 27,001 (2,457) (52,848) 53,349 (108,896)Total liabilities (80,735) 2,544 - (55,750) 27,001 (2,457) (52,848) 53,349 (108,896)From derivative assets to derivative liabilities classified in level 3 and viceversa.